Loans and Allowance for Credit Losses (Average Recorded Loan Balance and Recognized Interest Income on Impaired Loans by Class) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	¥ 1,283,207	¥ 1,527,040
Recognized interest income	12,946	13,550
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	7,648	8,817
Recognized interest income	194	563
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	796,431	952,510
Recognized interest income	5,846	4,830
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	392,695	509,211
Recognized interest income	2,787	1,812
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	16,393	20,112
Recognized interest income	162	144
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	61,434	77,940
Recognized interest income	544	574
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	51,767	62,750
Recognized interest income	420	381
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	175,516	190,328
Recognized interest income	1,385	1,109
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	1,474	2,030
Recognized interest income	4	7
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	25,854	24,872
Recognized interest income	246	192
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	48,080	34,783
Recognized interest income	91	387
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	23,218	30,484
Recognized interest income	207	224
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	153,708	235,723
Recognized interest income	1,598	3,573
Residential [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	108,914	123,441
Recognized interest income	856	846
Card [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	66,762	71,080
Recognized interest income	857	1,052
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	66,505	64,293
Recognized interest income	955	898
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	83,239	71,176
Recognized interest income	¥ 2,640	¥ 1,788